Debt And Interest Expense Schedule of Long-term and Short-term Debt Instruments (Parenthetical) (Detail) (Senior Notes)	Sep. 20, 2012	Sep. 29, 2013 4.875% Senior Notes Due 2021	Dec. 30, 2012 4.875% Senior Notes Due 2021	Apr. 02, 2007 4.875% Senior Notes Due 2021	Sep. 29, 2013 9.25% Senior Notes due 2015	Apr. 03, 2013 9.25% Senior Notes due 2015	Dec. 30, 2012 9.25% Senior Notes due 2015	Sep. 20, 2012 9.25% Senior Notes due 2015	Apr. 02, 2007 9.25% Senior Notes due 2015	Sep. 29, 2013 8.25% Senior Notes due 2017	Dec. 30, 2012 8.25% Senior Notes due 2017	Aug. 17, 2010 8.25% Senior Notes due 2017	May 19, 2013 Debt Instrument 10.625% Senior Subordinated Notes Due 2017 [Member]	Dec. 30, 2012 Debt Instrument 10.625% Senior Subordinated Notes Due 2017 [Member]	Apr. 19, 2012 Debt Instrument 10.625% Senior Subordinated Notes Due 2017 [Member]	Dec. 25, 2011 Debt Instrument 10.625% Senior Subordinated Notes Due 2017 [Member]	Apr. 02, 2007 Debt Instrument 10.625% Senior Subordinated Notes Due 2017 [Member]	Dec. 30, 2012 9.25% Senior Notes due 2015	Dec. 25, 2011 9.25% Senior Notes due 2015	Dec. 30, 2012 8.25% Senior Notes due 2017	Dec. 25, 2011 8.25% Senior Notes due 2017
Debt Instrument [Line Items]
Fixed interest rate	9.25%	4.875%	4.875%	4.875%	9.25%	9.25%	9.25%	9.25%	9.25%	8.25%	8.25%	8.25%	8.25%	10.625%	10.625%	10.625%	10.625%	9.25%	9.25%	8.25%	8.25%